SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net	$ 321,011		$ 265,599	$ 223,917		$ 136,451
Accumulated Losses on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net	(1,334)
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net	800		3,680
Accumulated Other Comprehensive Income (Loss), Net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, net	$ (534)	[1]	$ 3,680	$ 8,517	[1]	$ 6,306	[1]

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.